Intangible assets - Reconciliation of changes in intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets
Beginning balance	$ 39,307	$ 42,492
Amortisation for year	3,926	4,156	$ 3,143
Impairment reversals	0	(94)	0
Ending balance	38,089	39,307	42,492
Cost
Disclosure of reconciliation of changes in intangible assets
Beginning balance	70,622	70,633	46,607
Additions through business combinations	100	46	26,955
Additions, separately acquired	2,900	2,168	712
Transferred to Assets held for sale			(1,313)
Disposals	(683)	(198)	(1,226)
Exchange and other adjustments	550	(2,027)	(1,102)
Ending balance	73,489	70,622	70,633
Amortisation and impairment losses
Disclosure of reconciliation of changes in intangible assets
Beginning balance	(31,315)	(28,141)	(25,660)
Transferred to Assets held for sale			945
Amortisation for year	3,926	4,156	3,143
Impairment charges	434	318	2,085
Impairment reversals		(94)
Disposals	679	180	1,220
Exchange and other adjustments	(404)	1,026	582
Ending balance	(35,400)	(31,315)	(28,141)
Product, marketing and distribution rights
Disclosure of reconciliation of changes in intangible assets
Beginning balance	38,393	41,314
Amortisation for year	3,771	3,899	2,908
Ending balance	36,941	38,393	41,314
Product, marketing and distribution rights | Cost
Disclosure of reconciliation of changes in intangible assets
Beginning balance	66,785	66,590	42,677
Additions through business combinations	65		26,455
Additions, separately acquired	2,530	2,051	587
Transferred to Assets held for sale			(1,266)
Disposals	(669)	(57)	(801)
Exchange and other adjustments	496	(1,799)	(1,062)
Ending balance	69,207	66,785	66,590
Product, marketing and distribution rights | Amortisation and impairment losses
Disclosure of reconciliation of changes in intangible assets
Beginning balance	(28,392)	(25,276)	(22,564)
Transferred to Assets held for sale			931
Amortisation for year	3,771	3,899	2,908
Impairment charges	434	236	2,067
Impairment reversals		(77)
Disposals	667	55	797
Exchange and other adjustments	(336)	887	535
Ending balance	(32,266)	(28,392)	(25,276)
Other intangibles
Disclosure of reconciliation of changes in intangible assets
Beginning balance	497	748
Amortisation for year	75	181	172
Ending balance	646	497	748
Other intangibles | Cost
Disclosure of reconciliation of changes in intangible assets
Beginning balance	2,442	2,611	2,642
Additions through business combinations	35	46	430
Additions, separately acquired	200	12	6
Transferred to Assets held for sale			(47)
Disposals		(105)	(402)
Exchange and other adjustments	30	(122)	(18)
Ending balance	2,707	2,442	2,611
Other intangibles | Amortisation and impairment losses
Disclosure of reconciliation of changes in intangible assets
Beginning balance	(1,945)	(1,863)	(2,128)
Transferred to Assets held for sale			14
Amortisation for year	75	181	172
Impairment charges		82
Disposals		105	402
Exchange and other adjustments	(41)	76	21
Ending balance	(2,061)	(1,945)	(1,863)
Software development costs
Disclosure of reconciliation of changes in intangible assets
Beginning balance	417	430
Amortisation for year	80	76	63
Ending balance	502	417	430
Software development costs | Cost
Disclosure of reconciliation of changes in intangible assets
Beginning balance	1,395	1,432	1,288
Additions through business combinations			70
Additions, separately acquired	170	105	119
Disposals	(14)	(36)	(23)
Exchange and other adjustments	24	(106)	(22)
Ending balance	1,575	1,395	1,432
Software development costs | Amortisation and impairment losses
Disclosure of reconciliation of changes in intangible assets
Beginning balance	(978)	(1,002)	(968)
Amortisation for year	80	76	63
Impairment charges			18
Impairment reversals		(17)
Disposals	12	20	21
Exchange and other adjustments	(27)	63	26
Ending balance	$ (1,073)	$ (978)	$ (1,002)